Reit Conversion	6 Months Ended
Jun. 30, 2013
Reit Conversion
3.	REIT CONVERSION:

The Company completed a plan to restructure the Company’s business operations to facilitate the Company’s qualification as a REIT for federal income tax purposes (the “REIT conversion”) during 2012 and will elect to be taxed as a REIT for the year ending December 31, 2013. In connection with the REIT conversion, the Company completed the Merger and made a one-time earnings and profits distribution to distribute all of the Company’s C corporation earnings and profits attributable to taxable periods ending prior to January 1, 2013 as a special dividend to stockholders. The special dividend was paid on December 21, 2012 to shareholders of record as of November 13, 2012, as discussed more fully in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.

On October 1, 2012, the Company consummated its agreement to sell the Gaylord Hotels brand and rights to manage the Gaylord Opryland Resort and Convention Center (“Gaylord Opryland”), the Gaylord Palms Resort and Convention Center (“Gaylord Palms”), the Gaylord Texan Resort and Convention Center (“Gaylord Texan”) and the Gaylord National Resort and Convention Center (“Gaylord National”), which the Company refers to collectively as the “Gaylord Hotels properties”, to Marriott International, Inc. (“Marriott”) for $210.0 million in cash (the “Marriott sale transaction”). Effective October 1, 2012, Marriott assumed responsibility for managing the day-to-day operations of the Gaylord Hotels properties pursuant to a management agreement for each Gaylord Hotel property.

On October 1, 2012, the Company received $210.0 million in cash from Marriott in exchange for rights to manage the Gaylord Hotels properties (the “Management Rights”) and certain intellectual property (the “IP Rights”). The Company allocated $190.0 million of the purchase price to the Management Rights and $20.0 million to the IP Rights. The allocation was based on the Company’s estimates of the fair values for the respective components. The Company estimated the fair value of each component by constructing distinct discounted cash flow models.

The amount related to the Management Rights was deferred and is amortized on a straight line basis over the 65-year term of the hotel management agreements, including extensions, as a reduction in management fee expense for financial accounting purposes. The amount related to the IP Rights was recognized into income as other gains and losses during the fourth quarter of 2012.

In addition, pursuant to additional management agreements entered into on October 1, 2012, Marriott assumed responsibility for managing the day-to-day operations of the General Jackson Showboat, Gaylord Springs Golf Links and the Wildhorse Saloon on October 1, 2012. Further, on December 1, 2012, the Company entered into a management agreement pursuant to which Marriott began managing the day-to-day operations of the Inn at Opryland effective December 1, 2012.

The Company has segregated all costs related to the REIT conversion from normal operations and reported these amounts as REIT conversion costs in the accompanying condensed consolidated statements of operations. During the three months and six months ended June 30, 2013, the Company incurred $5.4 million and $20.4 million, respectively, of various costs associated with these transactions. REIT conversion costs incurred during the three months ended June 30, 2013 include employment and severance costs ($2.7 million), professional fees ($0.9 million), and various other transition costs ($1.8 million). REIT conversion costs incurred during the six months ended June 30, 2013 include employment and severance costs ($13.9 million), professional fees ($2.0 million), and various other transition costs ($4.5 million). During the three months and six months ended June 30, 2012, the Company incurred $3.4 million and $6.4 million, respectively, of REIT conversion costs, which were comprised almost exclusively of professional fees.

Including the costs noted above, the Company currently estimates that it will incur approximately $25.7 million in one-time costs during 2013 related to the REIT conversion. The Company also anticipates that it has incurred federal income taxes, including those associated with the receipt of the purchase price in the Marriott sale transaction and other transactions related to the REIT conversion, net of the effect of remaining net operating losses, of approximately $5.0 million to $7.0 million, which will be paid in 2013.

The Merger, Marriott sale transaction, and other restructuring transactions are designed to enable the Company to hold its assets and business operations in a manner that will enable it to elect to be treated as a REIT for federal income tax purposes. As a REIT, the Company generally will not be subject to federal corporate income taxes on that portion of its capital gain or ordinary income from the Company’s REIT operations that is distributed to its stockholders. This treatment would substantially eliminate the federal “double taxation” on earnings from REIT operations, or taxation once at the corporate level and again at the stockholder level, that generally results from investment in a regular C corporation. To comply with certain REIT qualification requirements, the Company engaged Marriott to operate and manage its Gaylord Hotels properties and the Inn at Opryland and will be required to engage third-party managers to operate and manage its future hotel properties, if any. Additionally, non-REIT operations, which consist of the activities of taxable REIT subsidiaries that will act as lessees of the Company’s hotels, as well as the businesses within the Company’s Opry and Attractions segment, will continue to be subject, as applicable, to federal corporate and state income taxes following the REIT conversion.